Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen

March 31, 2016	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities— equity securities	¥3,830,847	–	–	¥3,830,847
Available-for-sale securities— debt securities	–	¥113,550	–	113,550
Total assets	¥3,830,847	¥113,550	–	¥3,944,397
	Thousands of Yen

March 31, 2017	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities— equity securities	¥5,669,510	–	–	¥5,669,510
Available-for-sale securities— debt securities	–	¥110,830	–	110,830
Total assets	¥5,669,510	¥110,830	–	¥5,780,340

Fair Value Measurements, Nonrecurring [Table Text Block]
	Thousands of Yen
March 31, 2016	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Trademark	–	–	¥96,000	¥11,000
	–	–	¥96,000	¥11,000
	Thousands of Yen
March 31, 2017	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Trademark	–	–	¥15,000	¥81,000
	–	–	¥15,000	¥81,000

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Thousands of Yen

March 31, 2016	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥96,000	Relief from royalty method	Discount Rate	6.3%
			Royalty rate	0.3%
	Thousands of Yen

March 31, 2017	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥15,000	Relief from royalty method	Discount Rate	6.8%
			Royalty rate	0.1%